Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Definite-Lived Intangible Assets) (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 3,008,225	$ 3,056,369	$ 3,124,002
Accumulated Amortization	(1,866,744)	(1,849,642)	(1,657,456)
Transit, street furniture and other outdoor contractual rights [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	666,821	716,723	777,521
Accumulated Amortization	(445,797)	(476,523)	(464,548)
Customer/advertiser relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,222,518	1,222,518	1,212,745
Accumulated Amortization	(800,930)	(765,596)	(645,988)
Talent contracts [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	319,384	319,384	319,617
Accumulated Amortization	(231,083)	(223,936)	(195,403)
Representation contracts [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	240,017	238,313	252,961
Accumulated Amortization	(211,229)	(206,338)	(200,058)
Permanent easements [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	171,238	171,271	173,753
Accumulated Amortization	0	0	0
Other [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	388,247	388,160	387,405
Accumulated Amortization	$ (177,705)	$ (177,249)	$ (151,459)